Basis of preparation and significant changes in the current reporting period - Additional information (Details) € in Millions		1 Months Ended	6 Months Ended
		Mar. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€) country	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of significant accounting policies [line items]
Reconciliation net result effect of adjustment after tax EU IAS 39 carve-out			€ 1,099	€ (540)
Total equity			€ 55,505	€ 57,513	€ 55,628	€ 57,004
TLTRO
Disclosure of significant accounting policies [line items]
Repayment of deposits from banks		€ 6,000
Adjustment
Disclosure of significant accounting policies [line items]
Total equity	[1]					€ (46)
Minimum
Disclosure of significant accounting policies [line items]
Number of countries in which entity operates | country			40

[1]	Changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees